Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Convertible Notes [Abstract]
Convertible Notes

6.      Convertible Notes

Legacy Convertible Notes

From November to December 2019 and from March to September 2023, the Company issued convertible promissory notes for aggregate proceeds of $17.3 million, of which $0.4 million were issued to related parties (“Legacy Convertible Notes”). The convertible notes issued during 2019 and 2023 bore an interest rate of 1.7% and 4.6% per year, respectively.

Pursuant to their terms, immediately prior to Closing, all of the Legacy Convertible Notes were converted into 5,579,266 shares of Legacy NKGen common stock, which then converted into 2,278,598 shares of the Company’s common stock at Closing based on the Exchange Ratio.

Senior Convertible Notes

Prior to the Closing, the Company entered into convertible note subscription agreements (“Securities Purchase Agreement”) with NKMAX for total proceeds of $10.0 million, with a four-year term and an interest rate of 5.0% paid in cash semi-annually or 8.0% paid in kind (“Senior Convertible Notes”), which closed on September 29, 2023. Interest began accruing at Closing and is payable semi-annually in arrears, with interest that is paid in kind (if applicable) increasing the principal amount outstanding on each interest payment date. The Company currently expects to make their interest payments in-kind in lieu of periodic cash payments. The Senior Convertible Notes are convertible at any time, in whole or in part, at NKMAX’s option at a conversion price of $10.00 per share of common stock (subject to anti-dilution adjustments in the event of stock splits and the like). The Senior Convertible Notes have a put option which may be exercised by NKMAX 2.5 years after the issuance of the Senior Convertible Notes. No less than six months after exercise of the put option, the Company will be required to repay all principal and accrued interest of the Senior Convertible Notes. Should the put option remain unexercised, the outstanding principal and accrued interest will be due and payable on September 29, 2027. Additionally, as described in Note 5, Warrants, together with the Securities Purchase Agreement, the SPA Warrants were issued to NKMAX. Accordingly, a relative fair value allocation was applied and discount was recognized on the Senior Convertible Notes as set forth in Note 9, Fair Value of Financial Instruments. There are no financial or non-financial covenants associated with the Senior Convertible Notes. During the three months ended March 31, 2024, the Company recorded $0.2 million of interest expense and discount amortization related to the Senior Convertible Notes. As described in Note 8, Related Party Transactions, the Senior Convertible Notes are a related party financial instrument.

The following table presents a reconciliation of the Senior Convertible Notes (in thousands):

Senior Convertible Notes
Balance as of December 31, 2023	$9,930
Amortization of discount	11
Paid-in-kind interest	206
Balance as of March 31, 2024	$10,147

Convertible Bridge Loans

From February to March 2024, the Company issued convertible bridge loans to holders (“2024 Convertible Bridge Loans”) and related parties (“2024 Related Party Convertible Bridge Loan”), collectively referred to as (“Convertible Bridge Loans”) for total proceeds of $0.3 million and $0.4 million, respectively, with a 20.0% premium due at maturity. The Convertible Bridge Loans mature at the earlier of (i) 60 days from the respective issuance dates, (ii) upon a financing event with third parties exceeding between $5.0 million and $10.0 million, depending on the agreement, (iii) the occurrence of any event of default, or (iv) the acceleration of the short term bridge note. The loans are convertible at any time, in whole or in part, at the holder’s option into the Company’s common stock at a 15.0% discount to the VWAP 10 days prior to conversion, with the conversion being limited to converting at no more than $2.00 per share. Certain Convertible Bridge Loans also entitle the holder to 7,334 shares of the Company’s common stock (“Consideration Shares”). Consideration Shares are liability classified until issuance due to the insufficiency of authorized and unissued shares. Additionally, as described in Note 5, Warrants, concurrently with the Convertible Bridge Loans, the Company issued the Convertible Bridge Loan Warrants to holders which were recognized at fair value of $1.4 million. There are no other financial or non-financial covenants associated with the Convertible Bridge Loans.

The Company recognized a loss of $0.7 million upon issuance of the Convertible Bridge Loans, Convertible Bridge Loan Warrants and Consideration Shares representing the excess of the $1.4 million initial fair value of the Convertible Bridge Loan Warrants over the $0.7 million proceeds received. Accordingly, a discount was recognized on the Convertible Bridge Loans. Refer to Note 9, Fair Value of Financial Instruments.

The Company accretes the balance of the Convertible Bridge Loans on a straight-line basis to its repayment amount through interest expense. During the three months ended March 31, 2024, the Company recorded $0.2 million of interest expense and discount amortization related to the 2024 Convertible Bridge Loans and $0.4 million interest expense and discount amortization related to the 2024 Related Party Convertible Bridge Loan. As of March 31, 2024, $0.2 million remained to be accreted through interest expense on the Convertible Bridge Loans. No interest expense was incurred for the Convertible Bridge Loans during the three months ended March 31, 2023.

In April 2024, the outstanding principal and interest of two of the 2024 Convertible Bridge Loans and the 2024 Related Party Convertible Bridge Loan were repaid in full, for an aggregate payment of $0.3 million and $0.5 million, respectively.

On April 19, 2024, one of the Convertible Bridge Loans was amended to extend the maturity date to be the earliest of (i) 90 days from issuance, (ii) upon a financing event with third parties exceeding $5.0 million, (iii) the occurrence of any event of default, or (iv) the acceleration of the amended and restated short term bridge note. On April 25, 2024, $0.1 million, representing a portion of the outstanding balance was repaid to the lender with less than $0.1 million remaining outstanding under the related Convertible Bridge Loan.

Convertible 12% Promissory Notes

In March 2024, the Company issued convertible 12% promissory notes (“Convertible 12% Promissory Notes”) to two holders, one of which is an FPA Investor, with a one year term, for total proceeds of $0.6 million and an original issue discount of $0.1 million. The first 12 months of interest is due and payable as of each respective issuance date. All or any portion of the then outstanding and unpaid principal amount and interest of the Convertible 12% Promissory Notes are convertible at any time at the holder’s option into the Company’s common stock at a conversion price of $2.00 per share. The Company also issued 500,000 shares of the Company’s common stock to holders. Concurrently with the issuance of the Convertible 12% Promissory Notes, the Convertible 12% Promissory Note Warrants were issued to holders, as described in Note 5, Warrants. The Company elected to measure the Convertible 12% Promissory Notes, including accrued interest, using the fair value option under ASC 825, Financial Instruments. Changes in fair value are included in change in fair value of Convertible 12% Promissory Notes on the unaudited condensed consolidated statements of operations. See Note 9, Fair Value of Financial Instruments, for further information. There are no financial or non-financial covenants associated with the Convertible 12% Promissory Notes.

During the three months ended March 31, 2024, the Company recorded a change in fair value of Convertible 12% Promissory Notes of $0.5 million related to the Convertible 12% Promissory Notes. On April 8, 2024 and May 9, 2024 both of the Convertible 12% Promissory Notes were repaid in full for an aggregate repayment of $0.8 million.

6. Convertible Notes

Legacy Convertible Notes

From November to December 2019, the Company issued convertible promissory notes to investors (“2019 Convertible Notes”) and related parties (“2019 Related Party Convertible Notes”). From March to September 2023, the Company issued additional convertible promissory notes issued to investors (“2023 Convertible Notes”) and to related parties (“2023 Related Party Convertible Notes”), collectively referred to as “Legacy Convertible Notes”.

Total proceeds raised from the 2019 Convertible Notes and 2019 Related Party Convertible Notes were $10.8 million and $0.3 million, respectively, which each bore interest at 1.7% per year and had a maturity date of December 31, 2023. Total proceeds raised from the 2023 Convertible Notes and 2023 Related Party Convertible Notes were $6.1 million and $0.1 million, respectively, which each bore interest at 4.6% per year and had maturity dates of three years from their respective issuance dates. The terms of the Legacy Convertible Notes provided for conversion into common stock upon the occurrence of a qualified financing transaction, including upon the Closing of the Business Combination.

Pursuant to their terms, immediately prior to Closing, all of the Legacy Convertible Notes were converted into 5,579,266 shares of Legacy NKGen common stock, which then converted into 2,278,598 shares of the Company’s Common Stock at Closing based on the Exchange Ratio.

Senior Convertible Notes

Prior to the Closing, the Company entered into convertible note subscription agreements (“Securities Purchase Agreement”) with NKMAX for total proceeds of $10.0 million, with a four-year term and an interest rate of 5.0% paid in cash semi-annually or 8.0% paid in kind (“Senior Convertible Notes”), which closed on September 29, 2023. Interest began accruing at Closing and is payable semi-annually in arrears, with interest that is paid in kind (if applicable) increasing the principal amount outstanding on each interest payment date. The Company currently expects to make their interest payments in-kind in lieu of periodic cash payments. The Senior Convertible Notes are convertible at any time, in whole or in part, at NKMAX’s option at a conversion price of $10.00 per share of common stock (subject to anti-dilution adjustments in the event of stock splits and the like). The Senior Convertible Notes have a put option which may be exercised by NKMAX 2.5 years after the issuance of the Senior Convertible Notes. No less than six months after exercise of the put option, the Company will be required to repay all principal and accrued interest of the Senior Convertible Notes. Should the put option remain unexercised, the outstanding principal and accrued interest will be due and payable on September 29, 2027. Additionally, as described in Note 5, Warrants, together with the Securities Purchase Agreement, the SPA Warrants were issued to NKMAX, and accordingly, a relative fair value allocation was applied and discount was recognized on the Senior Convertible Notes as set forth in Note 9, Fair Value of Financial Instruments. There are no financial or non-financial covenants associated with the Senior Convertible Notes. During the year ended December 31, 2023, the Company recorded $0.2 million of interest expense and discount amortization related to the Senior Convertible Notes. As described in Note 8, Related Party Transactions, the Senior Convertible Notes are a related party financial instrument.

The following table presents a reconciliation of the Senior Convertible Notes (in thousands):

Senior Convertible Notes
Balance as of December 31, 2022	$—
Issuance	9,707
Amortization of discount	17
Paid-in-kind interest	206
Balance as of December 31, 2023	$9,930